UNITED STATES
SECRITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013
Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):       [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Gibson Capital, LLC
Address:       6600 Brooktree Court, Suite 2200
                    Wexford, PA  15090


13F File Number: 28-12998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:           Brenda S. Gibson
Title:               CEO/CCO
Phone:          724-934-3200

Signature, Place, and Date of Signing:
Brenda S. Gibson    Wexford, PA            April 8, 2013

Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 15

Form 13F Information Table Value Total: 252,862 (x$1000)

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

ISSUER	      ISSUER DSC       CUSIP       VALUE   SH/  SHS or  PT/ INV  OTH	    VTNG AUTH
        			          ($1000) PR    PR AM   CL  DIS  MGR       SL   SH     NO
BRKSHR HTHWY    CL B NEW         084670702     255 SH     2,450    SOLE NONE    2,450    0       0
CHVRN CORP      COM              166764100     250 SH     2,100    SOLE NONE      100    0   2,000
EXXN MBL CORP   COM              30231G102     300 SH     3,327    SOLE NONE      300    0   3,027
ISHRS TRST      MSCI EAFE IDX    464287465     693 SH    11,756    SOLE NONE   11,756    0       0
ISHRS TRST      MSCI EMERG MKT   464287234     459 SH    10,735    SOLE NONE   10,735    0       0
ISHRS TRST      FTSE KLD400 SOC  464288570   3,416 SH    58,741    SOLE NONE   58,741    0       0
ISHRS TRST      RUSL 3000        464287689   2,029 SH    21,714    SOLE NONE   21,714    0       0
ISHRS TRST      RUSL 3000 VALU   464287663     247 SH     2,328    SOLE NONE    2,328    0       0
ISHRS TRST      BARCLYS TIPS BD  464287176  22,633 SH   186,640    SOLE NONE  186,379    0     261
PRCTR & GMBLE   COM              742718109  12,801 SH   166,114    SOLE NONE        0    0 166,114
SPR SRS TRST    DJ INTL RL ETF   78463X863  39,374 SH   915,451    SOLE NONE  911,283    0   4,168
SPR SRS TRST    DJ REIT ETF      78464A607     830 SH     10690    SOLE NONE   10,690    0       0
VGRD IDX FDS    REIT ETF         922908553  60,011 SH   850,854    SOLE NONE  848,200    0   2,654
VGRD TX MNGD    MSCI EAFE ETF    921943858     570 SH     15646    SOLE NONE   15,646    0       0
VGRD IDX FDS    STK MKT ETF      922908769 108,993 SH  1,346,257   SOLE NONE 1,343,55    0   2,699

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